MFH-Q1

Quarterly Report
April 30, 2026
MFS®  High Income Fund

Portfolio of Investments
4/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 95.1%
Aerospace & Defense – 3.1%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		$6,847,000	$7,001,166
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		2,302,000	2,362,223
Bombardier, Inc., 7.25%, 7/01/2031 (n)		3,410,000	3,587,965
Bombardier, Inc., 7%, 6/01/2032 (n)		2,523,000	2,633,619
Bombardier, Inc., 6.75%, 6/15/2033 (n)		4,989,000	5,202,045
MOOG, Inc., 5.5%, 10/15/2034 (n)		4,500,000	4,504,014
TransDigm, Inc., 6.75%, 8/15/2028 (n)		3,860,000	3,912,141
TransDigm, Inc., 6.375%, 3/01/2029 (n)		3,773,000	3,848,290
TransDigm, Inc., 6.875%, 12/15/2030 (n)		9,903,000	10,206,081
TransDigm, Inc., 6.375%, 5/31/2033 (n)		11,527,000	11,615,631
TransDigm, Inc., 6.125%, 7/31/2034 (n)		5,895,000	5,901,484
			$60,774,659
Airlines – 0.1%
JetBlue Airways Corp., 9.875%, 9/20/2031 (n)		$1,407,000	$1,310,435
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 5.228% ((SOFR - 3mo. + 0.26161%) + 1.3% Cash or PIK) to 4/26/2050 (a)(n)(p)		$1,002,401	$100
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “G”, CDO, FLR, 5.428% ((SOFR - 3mo. + 0.26161%) + 1.5% Cash or PIK) to 4/26/2050 (a)(n)(p)		3,210,720	321
			$421
Auto & Auto Components – 2.9%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$10,465,000	$9,833,040
Allison Transmission, Inc., 5.875%, 12/01/2033 (n)		1,868,000	1,885,851
American Axle & Manufacturing, Inc., 6.375%, 10/15/2032 (n)		2,868,000	2,862,875
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (n)		5,068,000	4,948,028
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		3,670,000	3,791,807
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	3,196,000	3,748,247
Clarios Global LP/Clarios US Finance Co., 6.75%, 9/15/2032 (n)		$1,710,000	1,749,227
Cyprium Corp./Cyprium Holdings Co., 6.375%, 4/15/2034 (n)		5,646,000	5,638,833
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		5,675,000	5,638,764
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		5,084,000	5,268,259
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		6,329,000	6,829,301
Wabash National Corp., 4.5%, 10/15/2028 (n)		4,937,000	4,357,192
			$56,551,424
Brokerage & Asset Managers – 1.9%
Aretec Group, Inc., 7.5%, 4/01/2029 (n)		$2,991,000	$2,994,736
Aretec Group, Inc., 10%, 8/15/2030 (n)		4,102,000	4,344,453
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		4,359,000	4,329,296
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		2,614,000	2,713,471
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		13,729,000	13,801,179
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		8,465,000	8,632,361
			$36,815,496
Building – 2.9%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		$6,163,000	$6,406,371
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		2,822,000	1,794,687
Knife River Corp., 7.75%, 5/01/2031 (n)		4,500,000	4,672,516
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		3,401,000	2,356,896
LBM Acquisition LLC, 9.5%, 6/15/2031 (n)		5,141,000	4,498,296
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		1,873,000	1,851,347
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		5,673,000	5,233,711
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		2,209,000	2,224,776

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		$7,455,000	$7,500,759
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)		13,191,000	13,399,128
White Cap Supply Holding Co., 7.375%, 11/15/2030 (n)		6,702,000	6,776,714
			$56,715,201
Business Services – 3.5%
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	3,071,000	$3,796,221
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$7,015,000	6,686,328
Black Pearl Compute LLC, 6.125%, 2/15/2031 (n)		7,749,000	7,862,041
CACI International, Inc., 6.375%, 6/15/2033 (n)		10,403,000	10,642,823
ION Platform Finance US, Inc., 7.875%, 9/30/2032 (n)		5,651,000	4,391,541
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		7,168,000	7,116,935
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		5,862,000	5,952,785
Meridian Arc HoldCo LLC, 6.25%, 4/30/2031 (n)		8,473,000	8,471,071
SV RNO Property Owner 1 LLC, 5.875%, 3/01/2031 (n)		8,437,000	8,277,952
Wulf Compute LLC, 7.75%, 10/15/2030 (n)		5,730,000	6,022,202
			$69,219,899
Cable TV – 4.3%
Cable One, Inc., 4%, 11/15/2030 (n)		$4,694,000	$3,273,121
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		18,043,000	17,103,490
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		12,408,000	11,573,750
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032		3,201,000	2,810,982
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		7,540,000	5,629,183
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		4,090,000	1,452,210
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		3,025,000	1,800,972
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		2,447,000	2,487,654
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		1,773,000	1,844,789
DISH DBS Corp., 5.125%, 6/01/2029		5,877,000	5,411,529
DISH Network Corp., 11.75%, 11/15/2027 (n)		4,823,000	4,978,783
EchoStar Corp., 10.75%, 11/30/2029		6,077,534	6,598,697
EchoStar Corp., 6.75% (6.75% Cash or 6.75% PIK) to 5/30/2027, 6.75% Cash to 11/30/2030 (p)		5,180,992	5,256,722
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		5,484,000	4,622,607
Ziggo Bond Co. B.V., 5.125%, 2/28/2030 (n)		10,139,000	8,893,923
			$83,738,412
Chemicals – 2.4%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)		$5,244,000	$5,021,130
Chemours Co., 4.625%, 11/15/2029 (n)		8,740,000	8,383,300
FMC Corp., 8.45% to 11/01/2030, FLR (CMT - 5yr. + 4.366%) to 11/01/2055		2,816,000	1,866,258
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)	EUR	5,940,000	7,040,206
Qnity Electronics, Inc., 5.75%, 8/15/2032 (n)		$5,099,000	5,148,058
Qnity Electronics, Inc., 6.25%, 8/15/2033 (n)		3,936,000	4,027,024
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		7,722,000	7,664,934
W.R. Grace Holdings LLC, 7%, 8/01/2033 (n)		7,883,000	7,830,499
			$46,981,409
Conglomerates – 1.4%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$5,649,000	$5,746,795
Columbia Pipelines Holdings Co. LLC, 7.125%, 2/01/2033 (n)		5,068,000	5,096,913
CompoSecure Holdings LLC, 5.625%, 2/01/2033 (n)		5,066,000	4,965,643
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		4,615,000	4,724,740
ESAB Corp., 5.625%, 4/01/2031 (n)		6,747,000	6,809,132
			$27,343,223
Construction – 1.2%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$5,648,000	$5,756,695
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		3,689,000	3,523,050
Mattamy Group Corp., 6%, 12/15/2033 (n)		4,043,000	3,881,545

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Construction – continued
New Home Co., 8.5%, 11/01/2030 (n)	$5,895,000	$6,023,058
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	4,879,000	4,770,357
		$23,954,705
Consumer Products – 1.8%
Acushnet Co., 5.625%, 12/01/2033 (n)	$7,119,000	$7,152,075
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)	5,136,000	4,260,398
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)	5,315,000	5,599,241
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	4,566,000	4,392,361
Energizer Holdings, Inc., 6%, 9/15/2033 (n)	2,373,000	2,269,307
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)	2,506,000	2,095,486
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	4,937,000	4,929,675
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	5,568,000	5,142,941
		$35,841,484
Consumer Services – 2.6%
Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)	$2,840,000	$2,921,938
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)	5,461,000	5,727,890
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	5,939,000	5,774,146
Garda World Security Corp., 6.5%, 1/15/2031 (n)	2,865,000	2,926,810
Garda World Security Corp., 8.375%, 11/15/2032 (n)	6,936,000	7,156,412
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)	7,501,000	7,425,252
Service Corp. International, 5.75%, 10/15/2032	12,017,000	12,122,954
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	5,167,000	4,802,856
TriNet Group, Inc., 7.125%, 8/15/2031 (n)	2,320,000	2,302,877
		$51,161,135
Containers – 1.1%
Ball Corp., 6%, 6/15/2029	$4,644,000	$4,724,545
Ball Corp., 2.875%, 8/15/2030	8,993,000	8,180,238
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)	5,165,000	4,686,340
Crown Americas LLC, 5.875%, 6/01/2033	4,517,000	4,549,848
		$22,140,971
Diversified Financial Services – 6.2%
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	$7,099,000	$7,354,103
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	2,840,000	2,961,575
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	4,810,000	4,793,935
CrossCountry Intermediate HoldCo LLC, 6.5%, 10/01/2030 (n)	3,958,000	3,888,559
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/2032 (n)	2,303,000	2,226,029
FirstCash, Inc., 6.125%, 5/01/2034 (n)(w)	5,647,000	5,633,584
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	5,333,000	5,525,148
Freedom Mortgage Holdings LLC, 6.875%, 5/01/2031 (n)	2,883,000	2,780,901
Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031 (n)	2,228,000	2,307,682
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	5,084,000	5,081,903
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	4,346,000	4,563,196
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)	4,519,000	4,583,671
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	5,498,000	5,525,979
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 10%, 11/15/2029 (n)	2,423,000	2,444,152
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)	4,750,000	4,971,188
Navient Corp., 9.375%, 7/25/2030	2,814,000	2,920,164
OneMain Finance Corp., 6.625%, 5/15/2029	5,494,000	5,588,690
OneMain Finance Corp., 5.375%, 11/15/2029	4,280,000	4,219,002
OneMain Finance Corp., 7.5%, 5/15/2031	3,459,000	3,546,371
OneMain Finance Corp., 6.75%, 9/15/2033	3,981,000	3,915,704
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	12,453,000	12,245,702
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	3,850,000	3,907,115
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	9,654,000	9,771,731
Rocket Cos., Inc., 4%, 10/15/2033 (n)	1,816,000	1,636,165

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Diversified Financial Services – continued
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)	$3,388,000	$3,454,434
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)	6,092,000	6,058,240
		$121,904,923
Electrical Equipment – 0.3%
PR RNO Property Owner 1 LLC, 6.5%, 5/01/2031 (n)(w)	$5,930,000	$5,877,898
Energy - Independent – 3.8%
California Resources Corp., 7%, 1/15/2034 (n)	$5,061,000	$5,164,401
Chord Energy Corp., 6%, 10/01/2030 (n)	1,716,000	1,749,108
Chord Energy Corp., 6.75%, 3/15/2033 (n)	6,003,000	6,246,554
CNX Resources Corp., 7.25%, 3/01/2032 (n)	6,977,000	7,268,901
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	8,441,000	8,438,018
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	7,257,000	7,445,036
Infinity Natural Resource Co., 7.625%, 4/01/2031 (n)	5,644,000	5,739,417
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)	4,009,000	4,084,949
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	7,556,000	7,818,035
Matador Resources Co., 6.5%, 4/15/2032 (n)	2,537,000	2,590,693
Matador Resources Co., 6%, 4/15/2034 (n)	2,722,000	2,732,344
SM Energy Co., 8.625%, 11/01/2030 (n)	1,795,000	1,898,706
SM Energy Co., 8.75%, 7/01/2031 (n)	5,187,000	5,441,495
SM Energy Co., 6.625%, 4/15/2034 (n)	2,899,000	2,939,079
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)	4,604,000	4,738,460
		$74,295,196
Entertainment & Leisure – 1.6%
Life Time, Inc., 6%, 11/15/2031 (n)	$4,533,000	$4,601,553
Lindblad Expeditions Holdings, Inc., 7%, 9/15/2030 (n)	5,154,000	5,294,611
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	3,842,000	3,910,341
Six Flags Entertainment Corp./Canada Wonderland Co., 8.625%, 1/15/2032 (n)	5,831,000	5,928,092
Viking Cruises Ltd. Co., 5.875%, 10/15/2033 (n)	4,569,000	4,580,610
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	7,423,000	7,418,167
		$31,733,374
Food & Beverages – 2.8%
Chobani LLC/Chobani Finance Corp., 6.375%, 4/15/2034 (n)	$6,774,000	$6,911,551
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	3,187,000	3,291,135
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)	3,704,000	3,830,569
Performance Food Group Co., 6.125%, 9/15/2032 (n)	3,848,000	3,900,602
Performance Food Group Co., 5.625%, 3/01/2034 (n)	4,659,000	4,561,914
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	11,413,000	11,088,120
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	4,837,000	4,774,903
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	9,515,000	9,411,416
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	2,776,000	2,786,188
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	4,892,000	4,994,810
		$55,551,208
Forest & Paper Products – 0.3%
Veritiv Operating Co., 10.5%, 11/30/2030 (n)	$5,369,000	$5,657,717
Hardware, Peripherals, & Assembly – 0.8%
SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)	$4,499,000	$4,552,235
Virtusa Corp., 7.125%, 12/15/2028 (n)	3,828,000	3,183,010
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)	7,174,000	7,313,555
		$15,048,800

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Industrial – 1.5%
AECOM, 6%, 8/01/2033 (n)		$8,511,000	$8,580,475
APi Escrow Corp., 4.75%, 10/15/2029 (n)		10,453,000	10,242,867
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)		4,767,000	4,844,698
SE Cosmos LLC, 8.875%, 5/01/2031 (n)(w)		6,414,000	6,381,930
			$30,049,970
Insurance - Health – 0.8%
Centene Corp., 4.625%, 12/15/2029		$2,825,000	$2,754,087
Centene Corp., 3%, 10/15/2030		4,517,000	4,061,090
Molina Healthcare, Inc., 6.5%, 2/15/2031 (n)		9,010,000	9,167,223
			$15,982,400
Insurance - Property & Casualty – 4.1%
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)		$1,832,000	$1,860,439
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)		7,685,000	7,571,353
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		3,110,000	3,048,661
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		4,848,000	4,947,835
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)		2,202,000	2,220,825
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.375%, 10/01/2032 (n)		3,390,000	3,330,977
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)		5,668,000	5,526,822
Ardonagh Finco Ltd., 6.875%, 2/15/2031	EUR	3,200,000	3,759,994
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)		$600,000	612,529
Asurion LLC, 8%, 12/31/2032 (n)		6,352,000	6,635,229
Asurion LLC, 8.375%, 2/01/2034 (n)		6,734,000	6,643,817
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		7,697,000	7,793,074
Broadstreet Partners, Inc., 5.875%, 4/15/2029 (n)		2,250,000	2,215,566
Hub International Ltd., 5.625%, 12/01/2029 (n)		1,987,000	1,962,045
Hub International Ltd., 7.25%, 6/15/2030 (n)		6,771,000	7,004,403
Hub International Ltd., 7.375%, 1/31/2032 (n)		3,413,000	3,496,178
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		11,184,000	11,236,371
			$79,866,118
Interactive Media Services – 0.4%
Snap, Inc., 6.875%, 3/01/2033 (n)		$7,258,000	$7,065,933
Machinery & Tools – 1.1%
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)		$4,650,000	$4,971,813
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		11,477,000	11,916,334
Terex Corp., 6.25%, 10/15/2032 (n)		4,500,000	4,573,651
			$21,461,798
Media – 3.8%
Discovery Global Holdings, Inc., 4.279%, 3/15/2032		$1,125,000	$1,018,946
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		5,232,000	4,910,808
Graham Holdings Co., 5.625%, 12/01/2033 (n)		6,408,000	6,342,675
Gray Media, Inc., 4.75%, 10/15/2030 (n)		2,250,000	1,801,202
Gray Media, Inc., 9.625%, 7/15/2032 (n)		4,529,000	4,604,702
Gray Media, Inc., 7.25%, 8/15/2033 (n)		3,425,000	3,487,499
Nexstar Media, Inc., 6.5%, 9/15/2033 (n)		8,022,000	8,083,737
Nexstar Media, Inc., 7.25%, 4/15/2034 (n)		4,134,000	4,160,400
Paramount Global, 4.95%, 1/15/2031		2,249,000	2,121,501
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		3,701,000	3,506,837
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		6,125,000	6,342,866
Stagwell Global LLC, 5.625%, 8/15/2029 (n)		6,595,000	6,273,524
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		7,861,000	7,978,127
Univision Communications, Inc., 8.875%, 4/15/2033 (n)		3,343,000	3,361,221
Versant Media Group, Inc., 7.25%, 1/30/2031 (n)		3,424,000	3,555,018
ViacomCBS, Inc., 4.375%, 3/15/2043		3,373,000	2,150,959

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Media – continued
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	$6,214,000	$4,433,875
		$74,133,897
Medical & Health Technology & Services – 3.9%
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)	$5,797,000	$5,929,705
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	5,049,000	5,213,093
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	6,686,000	5,927,505
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	11,442,000	10,803,947
Concentra, Inc., 6.875%, 7/15/2032 (n)	5,825,000	6,036,395
Encompass Health Corp., 4.75%, 2/01/2030	6,698,000	6,594,283
Encompass Health Corp., 4.625%, 4/01/2031	2,297,000	2,233,993
IQVIA, Inc., 5%, 5/15/2027 (n)	4,355,000	4,351,499
IQVIA, Inc., 6.5%, 5/15/2030 (n)	6,697,000	6,834,925
IQVIA, Inc., 6.25%, 6/01/2032 (n)	2,771,000	2,821,975
Prime Healthcare Services, Inc., 9.375%, 9/01/2029 (n)	4,519,000	4,686,086
Star Parent, Inc., 9%, 10/01/2030 (n)	3,373,000	3,533,400
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	6,783,000	6,764,891
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	4,326,000	4,088,231
		$75,819,928
Medical Equipment – 1.0%
Insulet Corp., 6.5%, 4/01/2033 (n)	$6,922,000	$7,065,964
Medline Borrower LP, 5.25%, 10/01/2029 (n)	7,992,000	7,953,724
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	3,388,000	3,464,640
		$18,484,328
Metals & Mining – 2.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$6,198,000	$4,958,400
Coeur Mining, Inc., 6.875%, 4/01/2032 (n)	4,686,000	4,829,509
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)	4,075,000	4,281,765
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)	11,126,000	10,631,317
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	4,737,000	4,707,801
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)	5,485,000	5,692,830
Mineral Resources Ltd., 6%, 5/01/2032 (n)	3,445,000	3,418,292
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030 (a)(z)	2,962,036	1,640,780
SunCoke Energy, Inc., 4.875%, 6/30/2029 (n)	2,250,000	2,074,357
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	5,634,000	5,897,930
		$48,132,981
Midstream – 6.4%
Antero Midstream Corp., 5.75%, 7/01/2034 (n)	$11,511,000	$11,481,336
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)	7,221,000	7,534,059
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)	3,060,000	3,158,054
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029	5,958,000	6,192,495
Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 3/15/2034	3,242,000	3,265,404
NuStar Logistics LP, 6.375%, 10/01/2030	6,719,000	6,984,568
Prairie Acquiror LP, 9%, 8/01/2029 (n)	5,277,000	5,510,623
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)	3,045,000	3,174,794
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	5,916,000	5,974,468
Sunoco LP, 4.625%, 5/01/2030 (n)	6,824,000	6,636,640
Sunoco LP, 7.25%, 5/01/2032 (n)	8,277,000	8,668,734
Sunoco LP, 6.625%, 8/15/2032 (n)	2,812,000	2,875,011
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	9,534,000	9,511,041
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)	2,718,000	2,800,171
Tallgrass Energy Partners LP, 6.75%, 3/15/2034 (n)	1,467,000	1,498,960
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)	3,947,000	4,084,877
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	2,849,000	2,915,157
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	4,933,000	5,383,713
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	5,978,000	6,232,866

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		$8,523,000	$8,429,611
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)		2,060,000	2,284,464
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)		5,564,000	5,828,296
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)		5,277,000	5,609,662
			$126,035,004
Network & Telecom – 0.9%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$3,235,000	$2,381,307
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		7,007,000	7,054,921
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	1,568,000	1,876,623
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		2,469,000	3,044,282
Iliad Holding S.A.S., 6.875%, 4/15/2031		500,000	616,501
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$2,266,000	2,396,744
			$17,370,378
Oil Services – 1.1%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$5,790,000	$6,113,789
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		8,639,000	8,927,836
Valaris Ltd., 8.375%, 4/30/2030 (n)		5,373,000	5,602,798
			$20,644,423
Pharmaceuticals & Biotechnology – 1.2%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$8,578,000	$8,859,170
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		1,455,000	1,366,725
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		2,714,000	1,766,841
Genmab A.S., 6.25%, 12/15/2032 (n)		6,910,000	7,091,388
Grifols S.A., 7.125%, 5/01/2030	EUR	3,670,000	4,471,403
			$23,555,527
Pollution Control – 1.1%
Clean Harbors, Inc., 5.75%, 10/15/2033 (n)		$8,571,000	$8,650,582
GFL Environmental, Inc., 4%, 8/01/2028 (n)		4,988,000	4,874,755
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		3,043,000	3,154,934
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		3,680,000	3,796,354
			$20,476,625
Precious Metals & Minerals – 0.4%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$6,792,000	$6,777,616
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.625%, 8/01/2029		$2,536,000	$2,098,499
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		4,251,000	4,416,359
			$6,514,858
Real Estate - Other – 1.8%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$7,788,000	$7,575,719
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		9,598,000	9,821,336
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)		1,120,000	1,149,245
RHP Hotel Properties LP/RHP Finance Corp., 5.75%, 3/15/2034 (n)		2,923,000	2,905,485
Starwood Property Trust, Inc., 5.75%, 1/15/2031 (n)		7,366,000	7,358,794
XHR LP, REIT, 4.875%, 6/01/2029 (n)		7,098,000	6,966,745
			$35,777,324
Refining – 0.3%
PBF Holding Co. LLC, 7.875%, 9/15/2030 (n)		$5,085,000	$5,212,670

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Restaurants – 1.1%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)	$7,510,000	$7,642,471
1011778 B.C. ULC/New Red Finance, Inc., 5.625%, 9/15/2029 (n)	4,006,000	4,041,946
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)	5,590,000	5,318,093
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	5,218,000	5,055,925
		$22,058,435
Retail & E-commerce – 2.8%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)	$7,166,476	$7,883,188
Carvana Co., 9%, 6/01/2031 (n)(p)	13,078,500	14,468,048
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)	417,000	415,866
Macy's Retail Holdings LLC, 7.375%, 8/01/2033 (n)	3,907,000	4,069,601
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)	4,910,000	4,895,451
Michaels Cos., Inc., 8.5%, 3/15/2033 (n)	6,473,000	6,392,410
Michaels Cos., Inc., 11%, 3/15/2034 (n)	2,282,000	2,202,139
Penske Automotive Group Co., 3.75%, 6/15/2029	4,712,000	4,517,113
Petco Health & Wellness Co., Inc., 8.25%, 2/01/2031 (n)	3,940,000	3,978,913
PetSmart LLC/PetSmart Finance Corp., 7.5%, 9/15/2032 (n)	6,700,000	6,784,411
		$55,607,140
Software – 2.9%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)	$6,052,000	$6,264,484
APLD ComputeCo LLC, 9.25%, 12/15/2030 (n)	3,379,000	3,632,036
Cloud Software Group, Inc., 9%, 9/30/2029 (n)	1,668,000	1,637,784
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)	7,417,000	7,046,430
Cloud Software Group, Inc., 6.625%, 8/15/2033 (n)	4,626,000	4,143,336
CoreWeave, Inc., 9.25%, 6/01/2030 (n)	1,971,000	1,995,851
CoreWeave, Inc., 9.75%, 10/01/2031 (n)	5,558,000	5,590,184
Fair Isaac Corp., 6%, 5/15/2033 (n)	10,058,000	9,919,442
Flash Compute LLC, 7.25%, 12/31/2030 (n)	4,530,000	4,620,918
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	7,025,000	7,104,730
Neptune Bidco U.S., Inc., 10.375%, 5/15/2031 (n)	2,397,000	2,473,635
Neptune Bidco U.S., Inc., 9.5%, 2/15/2033 (n)	2,204,000	2,205,749
		$56,634,579
Supermarkets – 1.2%
Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)	$13,150,000	$13,266,667
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)	5,733,000	5,992,785
KeHE Distributors LLC/KeHE Finance Corp., 7.125%, 4/30/2033 (n)	4,065,000	4,115,395
		$23,374,847
Telecommunications - Wireless – 0.8%
Altice France S.A., 9.5%, 11/01/2029 (n)	$4,254,479	$4,343,164
Altice France S.A., 6.875%, 10/15/2030 (n)	5,659,304	5,563,568
Altice France S.A., 6.5%, 4/15/2032 (n)	1,458,080	1,434,075
Zegona Finance PLC, 8.625%, 7/15/2029 (n)	4,936,000	5,163,423
		$16,504,230
Telephone Services – 0.8%
Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)	$3,382,731	$3,491,086
Level 3 Financing, Inc., 7%, 3/31/2034 (n)	2,827,793	2,933,063
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)	5,664,000	5,564,970
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)	4,192,000	4,387,366
		$16,376,485
Tobacco – 0.3%
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)	$5,591,000	$5,760,172

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation & Logistics – 0.7%
GB AIT Buyer, Inc., 8.75%, 4/30/2034 (n)	$3,954,000	$3,977,400
RXO, Inc., 6.375%, 5/15/2031 (n)	5,084,000	5,034,409
XPO, Inc., 7.125%, 2/01/2032 (n)	4,500,000	4,692,699
		$13,704,508
Travel, Gaming, & Lodging – 2.9%
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	$9,876,000	$9,843,754
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	11,580,000	11,495,086
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	6,468,000	5,921,347
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	2,980,000	3,017,482
Rivers Enterprise Lender LLC, 6.25%, 10/15/2030 (n)	5,081,000	5,168,759
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	7,849,000	7,721,837
Wyndham Hotels Group LLC, 5.625%, 3/01/2033 (n)	3,093,000	3,060,707
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	7,594,000	7,537,348
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)	2,482,000	2,487,384
		$56,253,704
Utilities – 4.0%
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	$7,625,000	$7,135,287
Clearway Energy Operating LLC, 5.75%, 1/15/2034 (n)	3,985,000	3,986,004
Hawaiian Electric Co., Inc., 6%, 10/01/2033 (n)	6,094,000	6,114,336
NRG Energy, Inc., 5.75%, 1/15/2034 (n)	10,400,000	10,323,170
NRG Energy, Inc., 6%, 1/15/2036 (n)	8,601,000	8,542,141
PG&E Corp., 5.25%, 7/01/2030	9,389,000	9,294,787
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055	4,082,000	4,198,570
Talen Energy Supply LLC, 6.25%, 2/01/2034 (n)	7,309,000	7,254,451
Talen Energy Supply LLC, 6.5%, 2/01/2036 (n)	2,823,000	2,833,690
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	6,764,000	6,698,022
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	1,494,000	1,447,435
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	5,230,000	5,438,849
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)	3,375,000	3,606,410
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)	1,369,000	1,467,042
		$78,340,194
Total Bonds		$1,860,594,062
Exchange-Traded Funds – 1.5%
Fixed Income ETFs – 1.5%
iShares iBoxx $ High Yield Corporate Bond ETF	785,000	$29,225,550
Common Stocks – 0.0%
Metals & Mining – 0.0%
Petra Diamonds Ltd. (a)	201,419	$47,416
Oil Services – 0.0%
LTRI Holdings LP (a)(u)	3,250	$606,580
Total Common Stocks		$653,996
Mutual Funds (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 3.7% (v)	60,468,720	$60,474,767

Other Assets, Less Liabilities – 0.3%		5,978,745
Net Assets – 100.0%		$1,956,927,120

(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $60,474,767 and
$1,890,473,608, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,695,656,224, representing 86.6% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030	3/10/2021-3/29/2022	$3,004,450	$1,640,780
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Derivative Contracts at 4/30/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	19,051	USD	25,864	UBS AG	7/17/2026	$54
USD	33,722,170	EUR	28,466,776	JPMorgan Chase Bank N.A.	7/17/2026	199,157
						$199,211
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.
Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$606,580	$606,580
United Kingdom	47,416	—	—	47,416
U.S. Corporate Bonds	—	1,640,390,602	—	1,640,390,602
Commercial Mortgage-Backed Securities	—	421	—	421
Foreign Bonds	—	220,203,039	—	220,203,039
Investment Companies	89,700,317	—	—	89,700,317
Total	$89,747,733	$1,860,594,062	$606,580	$1,950,948,375
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$199,211	$—	$199,211
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/26	$606,580
Change in unrealized appreciation or depreciation	—
Balance as of 4/30/26	$606,580
At April 30, 2026, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended April 30, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$58,519,785	$151,007,805	$149,048,373	$974	$(5,424)	$60,474,767

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$554,089	$—